Convertible and redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2014
Convertible and redeemable preferred shares [Abstract]
Schedule of Composition of Preferred Shares

Series	Issuance date	Share issued and outstanding	Issuance price per share (US$)	Proceeds from issuance, net of issuance costs (US$'000)	Proceeds from issuance, net of issuance costs (RMB'000)	Carrying amount as at December 31,2013 (RMB'000)

Series A	May 3, 2012	6,750,000	0.0704	950	6,000	3,270
Series A -1	Sep 9, 2013	19,717,880	0.4216	8,313	51,452	51,452
Series B (Note (i))	May 3, 2012	25,000,000	0.2400	5,695	35,673	159,757
Series B-1	July 4, 2013	11,111,100	0.3600	4,000	24,648	71,962
Series C	Sep 30, 2013	27,948,320	0.4800	12,288	75,937	184,223

Schedule of Changes in Preferred Shares

Series A Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	6,540	3,270
Issuance	6,000	—	—
Deemed dividend	540	—	—
Repurchased by the Company	—	(3,270)	—
Conversion into ordinary shares (b)	—	—	(3,270)

Ending balance	6,540	3,270	—

Series A-1 Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	—	51,452
Issuance	—	51,452	—
Conversion into ordinary shares (b)	—	—	(51,452)

Ending balance	—	51,452	—

Series B Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	54,238	159,757
Issuance of preferred shares	37,681	—	—
Less: issuance costs	(2,008)	—	—
Less: warrants to Series B Preferred Shares Investors	(4,243)	—	—
Accretion to redemption value	22,870	108,776	414,272
Conversion into ordinary shares (b)	—	—	(578,156)
Exchange difference	(62)	(3,257)	4,127

Ending balance	54,238	159,757	—

Series B-1 Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	—	71,962
Issuance	—	24,648	—
Transfer from preferred share warrant liability	—	5,232	—
Accretion to redemption value	—	43,042	183,155
Conversion into ordinary shares (b)	—	—	(256,958)
Exchange difference	—	(960)	1,841

Ending balance	—	71,962	—

Series C Preferred Shares	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000

Beginning balance	—	—	184,223
Issuance	—	82,898	—
Less: issuance costs (Note (a))	—	(6,961)	—
Accretion to redemption value	—	110,964	457,463
Conversion into ordinary shares (b)	—	—	(646,340)
Exchange difference	—	(2,678)	4,654

Ending balance	—	184,223	—

Note (a):

The Company issued the Series A-1 and Series C Preferred Shares on the same date, and all the proceeds from issuance of Series A-1 Preferred Shares were used by the Company to repurchase 50% of the Series A Preferred Shares, all Li Meiping Ordinary shares, and certain ordinary shares held by Mr. Chen at the same issuance price of Series A-1 Preferred Shares, therefore, the Company considered that it is more appropriate to allocate all the issuance cost to Series C Preferred Shares as the issuance of Series A-1 Preferred Shares and repurchase of Series A Preferred Shares, Li Meiping Ordinary shares and certain ordinary shares were in substance a shareholders' transaction.

Note (b):

In August 2014, the Company completed its IPO. Accordingly, all outstanding preferred shares were converted into class A and class B ordinary shares. The carrying amount of preferred shares immediately prior to conversion was transferred to share capital and additional paid in capital.

Fair Value Assumptions

	As of December 31,
	2013	2014

Risk-free interest rate	1.64%	—
Volatility	45.96%	—
Dividend yield	—	—
Discount rate	27.60%	—